Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,543,000.00
Previously Paid Amount	0.00
Total Fee Amount	3,665.59
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 3,665.59
Narrative - Max Aggregate Offering Price	$ 26,543,000.00
Final Prospectus	true